Investment in Unconsolidated Affiliate and Related Party Transactions Reconciliation of Equity in Earnings of Unconsolidated Affiliates (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Net income (loss)		$ 400.3	$ 289.5	$ (752.0)
Timing Differences Related to Equity Method Investee Net Income		0.0	(12.2)	12.1
Net Income Used to Calculate Equity in Earnings		400.3	268.2	(739.9)
Proportionate Unconsolidated Affiliate Net Income		102.7	70.7	(194.4)
OGE Energy's share of Enable net income (loss)		102.7	73.3	(16.0)
Amortization of basis difference		11.3	11.6	13.5
Elimination of Enable fair value step up		17.2	16.9	18.0
Equity in earnings of unconsolidated affiliates		131.2	101.8	15.5
Natural Gas Midstream Operations [Member]
Schedule of Equity Method Investments [Line Items]
Equity in earnings of unconsolidated affiliates		131.2	101.8	15.5
Preferred Partner [Member]
Schedule of Equity Method Investments [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid		$ 0.0	$ (9.1)	$ 0.0
OGE Holdings [Member]
Schedule of Equity Method Investments [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest		25.70%	25.70%	26.30%
OGE Energy [Member]
Schedule of Equity Method Investments [Line Items]
Goodwill, Impairment Loss	$ (108.4)	$ 0.0	$ 2.6	$ 178.4